CLIFFORD CHANCE US LLP

Two Manhattan West

375 9th Avenue

New York, NY

10001-1696

TEL +1 212 878 8000

FAX +1 212 878 8375

www.cliffordchance.com

May 30, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	TCW Spirit Direct Lending LLC

(the “Fund”) (File No. 811-23967)

To Whom It May Concern:

On behalf of our client, the Fund, we transmit for filing under the Investment Company Act of 1940, as amended, a copy of the Fund’s Registration Statement on Form N-2 relating to the offering of the Fund’s limited liability company interests.

If you have any questions concerning the foregoing, please call me at (212) 878-3495.

Best Regards,

/s/ Emily Picard

Emily Picard

cc:	Vadim Avdeychik

Zachary Edelman

Clifford R. Cone